Investments - Summary of Investments at Fair Value and Contract Value of Master Trust and Plan's Interest in Master Trust (Details) - EBP 333 - USD ($)	Dec. 31, 2025	Dec. 31, 2024
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at fair value, Master Trust	$ 469,030,031	$ 414,038,175
Total investments at fair value, Plan's Interest in Master Trust	456,311,703	402,599,630
Master Trust
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at contract value	19,732,667	25,382,333
Total	488,762,698	439,420,508
Plan's Interest in Master Trust
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at contract value	19,462,633	25,165,507
Total	475,774,336	427,765,137
Mutual Funds
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at fair value, Master Trust	391,640,435	133,511,483
Total investments at fair value, Plan's Interest in Master Trust	380,472,558	130,721,928
Worthington Enterprises Common Shares
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at fair value, Master Trust	13,204,014	10,746,147
Total investments at fair value, Plan's Interest in Master Trust	12,912,027	10,499,596
Worthington Steel Common Shares
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at fair value, Master Trust	0	6,930,870
Total investments at fair value, Plan's Interest in Master Trust	0	6,769,469
Common Collective Trust Funds
EBP, Nonparticipant-Directed Investment [Line Items]
Total investments at fair value, Master Trust	64,185,582	262,849,675
Total investments at fair value, Plan's Interest in Master Trust	$ 62,927,118	$ 254,608,637